UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

DSS AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

9700 Village Center Drive, Suite 50-N, Granite Bay, CA  95746

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 217-8501

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DSS AmericaFirst Defensive Growth Fund
DSS AmericaFirst Large Cap Share Buyback Fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
DSS AmericaFirst Income Fund

ANNUAL REPORT

JUNE 30, 2023

DSS AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

DSS AMERICAFIRST QUANTITATIVE FUNDS

MANAGEMENT’S DISCUSSION OF PERFORMANCE

 JUNE 30, 2023 (UNAUDITED)

Dear Shareholder:

The DSS AmericaFirst Income Fund – Class I underperformed its Lipper and Morningstar peer groups for the twelve-month period ending June 30, 2023.  The Fund’s underweighting in technology and growth stocks is a function of its mandate to be invested in higher yielding dividend and income generating securities.  This can result in periods of relative underperformance when technology and growth stocks are in favor, which was strongly evident during the first half of 2023.  The Fund’s relative results were also hurt with its exposure to government and corporate bonds during a period of rising interest rate actions by the Federal Reserve.  While these positions benefited the Fund on a relative basis for the prior year period, they were a detriment as the Fund underperformed the Lipper peer group by 7.81% and the Morningstar category by 9.83%.

The DSS AmericaFirst Risk On Risk Off Fund – Class I outperformed its Lipper and Morningstar peer groups for the twelve month period ending June 30, 2023.  The Fund outperformed the Lipper Absolute Return Funds Index by 3.23% and the Morningstar Tactical Allocation category by 2.72%.  The Fund benefited from large cap technology and growth positions and was hurt by fixed income exposure as the Fed raised interest rates.

The DSS AmericaFirst Large Cap Share Buyback Fund – Class I modestly underperformed its Lipper peer group but modestly outperformed its Morningstar category for the twelve-month period ending June 30, 2023.  The Fund underperformed the Lipper Multi Cap Core Funds peer group by 0.67% and outperformed the Morningstar Large Blend category by 0.42%.  The Fund benefitted from positions in Technology but was hampered by positions in Financial Services.

The DSS AmericaFirst Defensive Growth Fund – Class I underperformed its Lipper and Morningstar peer groups for the twelve month period ending June 30, 2023.  The Fund underperformed the Lipper Alternative Long/Short peer group by 11.37% and the Morningstar Long-Short category by 10.68%.  The fund outperformed for the first six months (the second calendar half of 2022) as the defensive mandate of the fund provided relative resilience during the market selloff.  However, the Fund underperformed for the latter six months (the first calendar half of 2023) due to the runaway performance of a small group of large technology and growth stocks that drove the broader market indexes and these names were not owned in the Fund.

Market and Economic Summary

2022

2022 was a horrendous year for investors.  For stocks, as measured by the S&P 500 Index, it was the worst year since the 2008 financial crisis.  It was also the first time in history that both major bond and stock market indexes were down double digits.    Russia’s invasion of Ukraine, inflation, and the Federal Reserve raising rates seven times during 2022 were the negative headlines that pressured both stocks and bonds throughout the year.  Fears of recession for 2023 were high as the year drew to a close.

Through June 2023

Stocks posted a strong rebound with the S&P 500 up nearly 17% year to date.  Much of the equity market index returns were driven by small group of large technology and growth names, dubbed “The Magnificent Seven” (Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla and Meta Platforms).  Inflation as measured by the CPI was cut in half to 4% in May from its peak of 9.1% in June 2022.  Investor sentiment improved as recession fears abated and the end of the Fed’s rate hiking cycle seemed to be in sight.

Sincerely,

Daniel Lew, CFA

Chief Investment Officer

DSS Wealth Management, Inc.

Advisor to DSS AmericaFirst Quantitative Funds

Annual Report | 1

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2023 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE DSS AMERICAFIRST DEFENSIVE GROWTH FUND CLASS A SHARES, THE LIPPER ALTERNATIVE LONG/SHORT EQUITY FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2023 (1)
Class A	Without sales load	-4.55%	-4.12%	-2.04%	0.15%
	With sales load	-9.33%	-5.09%	-2.54%	-0.28%
Class I		-4.10%	-3.65%	-1.40%	0.79%
Class U	Without sales load	-5.10%	-4.61%	-2.55%	-0.38%
	With sales load	-7.52%	-5.10%	-2.79%	-0.60%
Lipper Alternative Long/Short Equity Funds Index		7.27%	4.18%	3.86%	3.79%
S&P 500 Total Return Index		19.59%	12.29%	12.85%	12.76%

(1) DSS AmericaFirst Defensive Growth Fund Class A, Class I and Class U shares commenced operations on May 23, 2011. Each benchmark since inception return assumes inception date of May 23, 2011. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2022, were as follows: DSS AmericaFirst Defensive Growth Fund Class A, 6.80% gross of fee waivers or expense reimbursements and 3.54% after waiver and reimbursement; Class I, 6.65% gross of fee waivers or expense reimbursements and 2.88% after waiver and reimbursement; and Class U, 7.58% gross of fee waivers or expense reimbursements and 4.00% after waiver and reimbursement.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the DSS AmericaFirst Defensive Growth Fund Class A shares versus the Lipper Alternative Long/Short Equity Funds Index and the S&P 500 Total Return Index and. The Lipper Alternative Long/Short Equity Funds Index employs portfolio strategies that combine long holdings of equities with short sales of equity, equity options, or equity index options, the fund may be either net long or net short depending on the portfolio manager's view of the market.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note individuals cannot invest directly in any index.

Annual Report | 2

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2023 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND CLASS A SHARES, THE LIPPER MULTI-CAP CORE FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Commencement of Operations through June 30, 2023 (1)
Class A	Without sales load	17.04%	5.91%	6.91%
	With sales load	11.20%	4.83%	6.06%
Class I		17.30%	6.21%	7.37%
Class U	Without sales load	16.07%	5.14%	6.19%
	With sales load	13.21%	4.61%	5.77%
Lipper Multi-Cap Core Funds Index		17.97%	10.35%	11.22%
S&P 500 Total Return Index		19.59%	12.29%	13.02%

(1) DSS AmericaFirst Large Cap Share Buyback Fund Class A, Class I and Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2022, were as follows:  DSS AmericaFirst Large Cap Share Buyback Fund Class A, 4.02% gross of fee waivers or expense reimbursements and 2.44% after fee waiver and reimbursements; Class I, 3.83% gross of fee waivers or expense reimbursements and 2.05% after fee waiver and reimbursements: and Class U, 4.78% gross of fee waivers or expense reimbursements and 3.16% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the DSS AmericaFirst Large Cap Share Buyback Fund Class A shares versus the Lipper Multi-Cap Core Funds Index and the S&P 500 Total Return Index. Lipper Multi-Cap Core Funds Index that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note  individuals cannot invest directly in any index.

Annual Report | 3

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2023 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND* CLASS A SHARES, THE LIPPER ABSOLUTE RETURN FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2023 (1)
Class A	Without sales load	6.72%	-1.72%	2.91%	2.13%
	With sales load	1.39%	-2.72%	2.39%	1.74%
Class I (2)		8.06%	-0.51%	4.03%	3.94%
Class U	Without sales load	6.22%	-2.21%	2.41%	1.62%
	With sales load	3.57%	-2.70%	2.16%	1.43%
Lipper Absolute Return Funds Index		4.83%	1.79%	1.91%	2.01%
S&P 500 Total Return Index		19.59%	12.29%	12.85%	13.20%

(1) DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

(2) DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I commenced operations on July 12, 2010. Benchmark return for since inception July 12, 2010 to June 30, 2023 for the Lipper Absolute Return Funds Index and S&P 500 Total Return Index is 2.03% and 13.75%, respectively.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2022, were as follows: DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A, 3.70% gross of fee waivers or expense reimbursements and 3.44% after fee waiver and reimbursements; Class I, 3.42% gross of fee waivers or expense reimbursements and 2.14% after fee waiver and reimbursements; and Class U, 4.44% gross of fee waivers or expense reimbursements and 3.92% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

 The above graph depicts the performance of the DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A shares versus the Lipper Absolute Return Funds Index and the S&P 500 Total Return Index. The Lipper Absolute Return Funds Index aims for positive returns in all market conditions. The funds are not benchmarked against a traditional long only market index but rather have the aim of outperforming a cash or risk-free benchmark. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note individuals cannot invest directly in any index.

Annual Report | 4

DSS AMERICAFIRST INCOME FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2023(UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE DSS AMERICAFIRST INCOME FUND CLASS A SHARES, THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX AND THE BLOOMBERG AGGREGATE BOND INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2023 (1)

Class A	Without sales load	0.30%	-0.65%	0.26%	1.17%
	With sales load	-3.79%	-1.45%	-0.14%	0.85%
Class I		1.03%	0.04%	1.03%	1.88%
Class U	Without sales load	-0.36%	-1.20%	-0.27%	0.64%
	With sales load	-2.29%	-1.59%	-0.47%	0.49%
Lipper Flexible Portfolio Funds Index		8.84%	5.92%	6.45%	7.49%
Bloomberg Aggregate Bond Index		-0.94%	0.77%	1.52%	1.97%

(1) DSS AmericaFirst Income Fund Class A, Class I and Class U shares commenced operations on July 1, 2010. Benchmark since inception return assumes inception date of July 1, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2022, were as follows: DSS AmericaFirst Income Fund Class A, 3.47% gross of fee waivers or expense reimbursements and 2.85% after waiver and reimbursement; Class I, 3.18% gross of fee waivers or expense reimbursements and 1.97% after waiver and reimbursement; and Class U, 4.20% gross of fee waivers or expense reimbursements and 3.32% after waiver and reimbursement.  The maximum load on Class A shares is 4.00% and on Class U shares is 2.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the DSS AmericaFirst Income Fund Class A shares versus the Lipper Flexible Portfolio Funds Index and the Bloomberg Aggregate Bond Index. The Lipper Flexible Portfolio Funds Index allocates investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return. The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Please note individuals cannot invest directly in any index.

Annual Report | 5

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

Shares		Value

COMMON STOCK - 94.05%

Biological Products (No Diagnostic Substances) - 9.01%
185	Biogen, Inc. *	$ 52,697
630	Gilead Sciences, Inc.	48,554
		101,251
Cigarettes - 4.46%
514	Philip Morris International, Inc.	50,177

Electric & Other Services Combined - 8.89%
575	WEC Energy Group, Inc.	50,738
791	Xcel Energy, Inc.	49,177
		99,915
Electric Services - 5.06%
809	The Southern Co.	56,832

Electromedical & Electrotherapeutic Apparatus - 4.47%
570	Medtronic PLC (Ireland)	50,217

Fats & Oils - 4.26%
633	Archer-Daniels Midland Co.	47,830

Food & Kindred Products - 5.08%
782	Mondelez International, Inc. Class A	57,039

Grain Mill Products - 4.37%
641	General Mills, Inc.	49,165

Pharmaceutical Preparations - 25.88%
499	Abbott Laboratories	54,401
722	Bristol-Myers Squibb Co.	46,172
159	Eli Lilly & Co.	74,568
329	Johnson & Johnson	54,456
174	Vertex Pharmaceuticals, Inc. *	61,232
		290,829
Retail-Variety Stores - 2.39%
50	Costco Wholesale Corp.	26,919

Services-Prepackaged Software - 5.33%
303	Veeva Systems, Inc. *	59,912

Sugar & Confectionery Products - 4.73%
213	The Hershey Co.	53,186

Surgical & Medical Instruments & Apparatus - 4.61%
170	Stryker Corp.	51,865

The accompanying notes are an integral part of these financial statements.

Annual Report | 6

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Value

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 5.51%
145	McKesson Corp.	$ 61,960

TOTAL COMMON STOCK (Cost $1,009,951) - 94.05%		1,057,097

MONEY MARKET FUND - 5.68%
63,851	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 5.19% **	63,851
TOTAL MONEY MARKET FUND (Cost $63,851) - 5.68%		63,851

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,073,802) *** - 99.73%		1,120,948

OTHER ASSETS LESS LIABILITES - 0.27%		3,021

NET ASSETS - 100.00%		$ 1,123,969

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2023.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,087,990 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                      $         71,830

Gross Unrealized Depreciation                                               (38,872)

       Net Unrealized Appreciation                                   $        32,958

The accompanying notes are an integral part of these financial statements.

Annual Report | 7

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Pharmaceutical Preparations	25.94%
Biological Products (No Diagnostic Substances)	9.03%
Electric & Other Services Combined	8.91%
Money Market Fund	5.70%
Wholesale-Drugs, Proprietaries & Druggists' Sundries	5.53%
Services-Prepackaged Software	5.34%
Food & Kindred Products	5.09%
Electric Services	5.07%
Sugar & Confectionery Products	4.74%
Surgical & Medical Instruments & Apparatus	4.63%
Cigarettes	4.48%
Electromedical & Electrotherapeutic Apparatus	4.48%
Grain Mill Products	4.39%
Fats & Oils	4.27%
Retail-Variety Stores	2.40%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2023 and are subject to change.

Annual Report | 8

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

Shares		Value

COMMON STOCK - 98.70%

Accident & Health Insurance - 4.06%
794	Aflac, Inc.	$ 55,421
752	Principal Financial Group, Inc.	57,032
		112,453
Arrangement of Transportation of Freight & Cargo - 2.01%
461	Expeditors International of Washington, Inc.	55,841

Construction Machinery & Equipment - 2.19%
247	Caterpillar, Inc.	60,774

Crude Petroleum and Natural Gas - 9.58%
2,031	Coterra Energy, Inc.	51,384
1,454	EQT Corp.	59,803
2,217	Marathon Oil Corp.	51,035
885	Occidental Petroleum Corp.	52,038
247	Pioneer Natural Resources	51,173
		265,433
Electric Services - 2.06%
1,530	NRG Energy, Inc.	57,207

Electronic Computers - 2.14%
306	Apple, Inc.	59,355

Farm Machinery & Equipment - 2.15%
147	Deere & Co.	59,563

Finance Services - 2.10%
1,714	Synchrony Financial	58,139

Fire, Marine & Casualty Insurance - 3.87%
906	Loews Corp.	53,798
742	The Hartford Financial Services Group, Inc.	53,439
		107,237
General Industrial Machinery & Equipment - 2.04%
191	Zebra Technologies Corp. *	56,504

Investment Advice - 2.10%
175	Ameriprise Financial, Inc.	58,128

Leather & Leather Products - 1.92%
1,245	Tapestry, Inc.	53,286

Life Insurance - 2.06%
1,101	MetLife, Inc.	57,152

The accompanying notes are an integral part of these financial statements.

Annual Report | 9

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Value

Motor Vehicles & Passenger Car Bodies - 2.19%
1,571	General Motors Co.	$ 60,578

Operative Builders - 4.32%
9	NVR, Inc. *	57,156
804	PulteGroup, Inc.	62,455
		119,611
Optical Instruments & Lenses - 2.21%
126	KLA Corp.	61,113

Personal Credit Institutions - 2.19%
519	Discover Financial Services	60,645

Petroleum Refining - 7.81%
504	ConocoPhillips	52,219
496	Exxon Mobil Corp.	53,196
481	Marathon Petroleum Corp.	56,085
468	Valero Energy Corp.	54,896
		216,396
Pharmaceutical Preparations - 1.85%
800	Bristol-Myers Squibb Co.	51,160

Retail-Auto & Home Supply Stores - 3.86%
21	AutoZone, Inc. *	52,361
57	O'Reilly Automotive, Inc. *	54,452
		106,813
Retail-Eating Places - 1.99%
330	Darden Restaurants, Inc.	55,136

Retail-Grocery Stores - 0.00%
1	Koninklijke Ahold Delhaize NV ADR	34

Retail-Lumber & Other Building Materials Dealers - 2.09%
256	Lowe's Cos., Inc.	57,779

Semiconductors & Related Devices - 2.21%
423	Applied Materials, Inc.	61,140

Services-Business Services - 1.99%
68	Fair Isaac Corp. *	55,026

Services-Computer Programming Services - 1.90%
233	VeriSign, Inc. *	52,651

The accompanying notes are an integral part of these financial statements.

Annual Report | 10

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Value

Services-Computer Programming, Data Processing - 4.06%
428	Alphabet, Inc. Class A *	$ 51,232
213	Meta Platforms, Inc. Class A *	61,127
		112,359
Services-Equipment Rental & Leasing - 2.46%
153	United Rentals, Inc.	68,142

Services-Management Services - 2.05%
162	Gartner, Inc. *	56,750

Services-Prepackaged Software - 2.03%
165	Microsoft Corp. *	56,189

Special Industry Machinery - 2.13%
92	Lam Research Corp.	59,143

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 4.52%
389	Nucor Corp.	63,788
563	Steel Dynamics, Inc.	61,328
		125,116
Trucking (No Local) - 2.35%
176	Old Dominion Freight Line, Inc.	65,076

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 4.18%
620	Cardinal Health, Inc.	58,633
134	McKesson Corp.	57,260
		115,893
Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.03%
963	LKQ Corp.	56,114

TOTAL COMMON STOCK (Cost $2,453,175) - 98.70%		2,733,936

MONEY MARKET FUND - 1.21%
33,561	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 5.19% **	33,561
TOTAL MONEY MARKET FUND (Cost $33,561) - 1.21%		33,561

INVESTMENTS IN SECURITIES, AT VALUE (Cost $2,486,736) *** - 99.91%		2,767,497

OTHER ASSETS IN EXCESS OF LIABILITIES- 0.09%		2,449

NET ASSETS - 100.00%		$2,769,946

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2023.

 *** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $2,515,922 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                       $313,211

Gross Unrealized Depreciation                         (61,636)

          Net Unrealized Appreciation                 $251,575

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Annual Report | 11

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Crude Petroleum and Natural Gas	9.57%
Petroleum Refining	7.80%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)	4.51%
Operative Builders	4.31%
Wholesale-Drugs, Proprietaries & Druggists' Sundries	4.18%
Accident & Health Insurance	4.05%
Services-Computer Programming, Data Processing	4.05%
Fire, Marine & Casualty Insurance	3.87%
Retail-Auto & Home Supply Stores	3.85%
Services-Equipment Rental & Leasing	2.46%
Trucking (No Local)	2.35%
Optical Instruments & Lenses	2.20%
Semiconductors & Related Devices	2.20%
Construction Machinery & Equipment	2.19%
Personal Credit Institutions	2.19%
Motor Vehicles & Passenger Car Bodies	2.18%
Farm Machinery & Equipment	2.15%
Electronic Computers	2.14%
Special Industry Machinery	2.13%
Finance Services	2.10%
Investment Advice	2.10%
Retail-Lumber & Other Building Materials Dealers	2.08%
Electric Services	2.06%
Life Insurance	2.06%
Services-Management Services	2.05%
General Industrial Machinery & Equipment	2.04%
Services-Prepackaged Software	2.03%
Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies	2.02%
Arrangement of Transportation of Freight & Cargo	2.01%
Retail-Eating Places	1.99%
Services-Business Services	1.98%
Leather & Leather Products	1.92%
Services-Computer Programming Services	1.90%
Pharmaceutical Preparations	1.84%
Money Market Fund	1.44%
Retail-Grocery Stores	0.00%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2023 and are subject to change.

Annual Report | 12

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

Shares		Value

COMMON STOCK - 88.60%

Electromedical & Electrotherapeutic Apparatus - 1.87%
1,135	Medtronic PLC (Ireland)	$ 99,993

Electronic Computers - 3.26%
900	Apple, Inc.	174,573

Finance Services - 7.27%
49,297	Nu Holdings Ltd. (Brazil) *	388,953

Millwood, Veneer, Plywood, & Structural Wood Members - 3.14%
2,337	Fortune Brands Innovations, Inc.	168,147

Miscellaneous Electrical Machinery, Equipment & Supplies - 3.24%
9,605	Enovix Corp. *	173,274

Motor Vehicles & Passenger Car Bodies - 8.52%
14,000	Lucid Group, Inc. *	96,460
21,440	Nio, Inc. Class A ADR *	207,754
580	Tesla, Inc. *	151,827
		456,041
National Commercial Banks - 2.01%
739	JPMorgan Chase & Co.	107,480

Operative Builders - 3.02%
6,580	Dream Finders Home, Inc. Class A *	161,802

Pharmaceutical Preparations - 5.23%
597	Eli Lilly & Co.	279,981

Pumps & Pumping Equipment - 3.41%
2,115	Graco, Inc.	182,630

Retail-Catalog & Mail-Order Houses - 6.05%
1,233	Amazon.com., Inc. *	160,734
5,000	Overstock.com., Inc. *	162,850
		323,584
Semiconductors & Related Devices - 9.84%
900	Advanced Micro Devices, Inc. *	102,519
200	Broadcom, Inc.	173,486
3,650	Intel Corp.	122,056
303	NVIDIA Corp.	128,175
		526,236
Services-Computer Programming, Data Processing, Etc. - 4.49%
830	Alphabet, Inc. Class A	99,351
490	Meta Platforms, Inc. Class A *	140,620
		239,971

The accompanying notes are an integral part of these financial statements.

Annual Report | 13

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Value

Services-Prepackaged Software - 23.06%
450	Adobe, Inc. *	$ 220,046
1,500	Ceridian HCM Holding, Inc. *	100,455
455	Microsoft Corp. *	154,946
1,275	Oracle Corp.	151,840
9,550	Palantir Technologies, Inc. *	146,402
526	Tyler Technologies, Inc. *	219,063
5,234	UiPath, Inc. Class A *	86,727
3,550	Unity Software, Inc. *	154,141
		1,233,620
Services-Video Tape Rental - 1.96%
238	Netflix, Inc. *	104,837

Truck & Bus Bodies - 2.23%
5,305	Blue Bird Corp.	119,256

TOTAL COMMON STOCK (Cost $4,215,071) - 88.60%		4,740,378

EXCHANGE TRADED FUNDS - 6.52%
12,000	ProShares Bitcoin Strategy ETF	203,760
3,550	SPDR S&P Regional Banking ETF	144,947
TOTAL EXCHANGE TRADED FUNDS (Cost $358,450) - 6.52%		348,707

MONEY MARKET FUND - 10.39%
555,708	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 5.19% **	555,708
TOTAL MONEY MARKET FUND (Cost $555,708) - 10.39%		555,708

INVESTMENTS IN SECURITIES, AT VALUE (Cost $5,129,229) *** - 105.50%		$5,644,793

LIABILITIES LESS OTHER ASSETS - (5.50)%		(294,419)

NET ASSETS - 100.00%		$5,350,374

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2023.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,144,948 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation              $   554,140

Gross Unrealized Depreciation                   (54,295)

       Net Unrealized Appreciation             $ 499,845

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Annual Report | 14

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Services-Prepackaged Software	21.47%
Money Market Fund	11.44%
Semiconductors & Related Devices	9.16%
Motor Vehicles & Passenger Car Bodies	7.94%
Finance Services	6.77%
Exchange Traded Funds	6.07%
Retail-Catalog & Mail-Order Houses	5.63%
Pharmaceutical Preparations	4.87%
Services-Computer Programming, Data Processing, Etc.	4.18%
Pumps & Pumping Equipment	3.18%
Electronic Computers	3.04%
Miscellaneous Electrical Machinery, Equipment & Supplies	3.01%
Millwood, Veneer, Plywood, & Structural Wood Members	2.92%
Operative Builders	2.82%
Truck & Bus Bodies	2.07%
National Commercial Banks	1.87%
Services-Video Tape Rental	1.82%
Electromedical & Electrotherapeutic Apparatus	1.74%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2023 and are subject to change.

Annual Report | 15

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023

Shares		Value

COMMON STOCK - 82.33%

Accident & Health Insurance
4,286	Principal Financial Group, Inc.	$ 325,050

Agricultural Production-Livestock & Animal Specialties
5,073	Cal-Maine Foods, Inc.	228,285

Biological Products (No Diagnostic Substances) - 1.90%
1,296	Amgen, Inc.	287,738
3,775	Gilead Sciences, Inc.	290,939
		578,677
Cigarettes - 1.90%
6,995	Altria Group, Inc.	316,874
6,850	British American Tobacco Industries PLC (United Kingdom)	227,420
		544,294
Computer & Office Equipment - 1.76%
10,753	HP, Inc.	330,225
2,390	International Business Machines Corp.	319,806
		650,031
Converted Paper & Paperboard Prods (No Containers/Boxes)
2,334	Kimberly-Clark Corp.	322,232

Crude Petroleum & Natural Gas - 5.30%
5,874	Devon Energy Corp.	283,949

Cutlery, Handtools & General Hardware - 1.78%
3,978	Stanley Black & Decker, Inc.	372,778

Electric & Other Services Combined
3,527	Duke Energy Corp.	316,513
7,517	Exelon Corp.	306,243
5,465	Public Service Enterprise Group, Inc.	342,164
		964,920
Electric Services - 9.91%
4,770	Edison International	331,277
8,503	FirstEnergy Corp.	330,597
12,213	PPL Corp.	323,156
		985,030
Electromedical & Electrotherapeutic Apparatus
3,410	Medtronic PLC (Ireland)	300,421

Gold & Silver Ores
64,000	B2Gold Corp. (Canada)	228,480
8,679	Newmont Corp.	370,246
		598,726

The accompanying notes are an integral part of these financial statements.

Annual Report | 16

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

Shares		Value

Investment Advice - 1.93%
11,745	Franklin Resouces, Inc.	$ 313,709

Life Insurance
17,187	Lincoln National Corp.	442,737
5,425	Metlife, Inc.	306,675
		749,412
Miscellaneous Manufacturing Industries
27,934	Amcor PLC (United Kingdom)	278,781

National Commercial Banks - 5.51%
8,450	Comerica, Inc.	357,942
11,534	U.S. Bancorp	381,083
		739,025
Operative Builders
6,750	M.D.C. Holdings, Inc.	315,698

Paperboard Containers & Boxes
2,257	Packaging Corp.	298,285

Petroleum Refining - 5.75%
1,965	Chevron Corp.	309,193
2,886	Exxon Mobil Corp.	309,524
3,052	Phillips 66	291,100
		909,817
Pharmaceutical Preparations - 3.94%
1,976	AbbVie, Inc.	266,226

Retail-Drug Stores and Proprietary Stores
2,000	CVS Health Corp.	138,260

Retail-Radio, Tv & Consumer Electronics Stores
4,042	Best Buy Co., Inc.	331,242

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.71%
2,818	T. Rowe Price Group, Inc.	315,672

Semiconductors & Related Devices - 1.74%
42,476	Himax Technologies, Inc. (China)	286,713
575	Broadcom, Inc.	498,772
		785,485
Services-Advertising Agencies - 3.89%
8,433	The Interpublic Group of Cos., Inc.	325,345

Services-Business Services
5,846	Fidelity National Information Services, Inc.	319,776

The accompanying notes are an integral part of these financial statements.

Annual Report | 17

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

Shares		Value

State Commercial Banks - 3.94%
13,973	Fifth Third Bancorp	$ 366,232
3,619	Northern Trust Corp.	268,313
4,196	State Street Corp.	307,063
7,000	The Bank of New York Mellon Corp.	311,640
		1,253,248
Surgical & Medical Instruments & Apparatus
3,019	3M Co.	302,172

Trucking & Courier Services (No Air)
1,641	United Parcel Service, Inc.	294,149

TOTAL COMMON STOCK (Cost $14,284,991) - 82.33%		14,090,695

EXCHANGE TRADED FUNDS - 6.52%
53,763	Global X Russell 2000 Covered Call ETF	972,573
10,000	iShares 10-20 Year Treasury Bond ETF	1,107,700
42,000	PennantPark Floating Rate Capital Ltd.	447,300
25,000	ProShares Bitcoin Strategy ETF	424,500
22,838	VanEck Fallen Angel High Yield Bond ETF	634,211
TOTAL EXCHANGE TRADED FUNDS (Cost $3,585,326) - 6.52%		3,586,284

REAL ESTATE INVESTMENT TRUSTS - 14.61%
16,723	Annaly Capital Management, Inc.	334,627
22,470	Arbor Realty Trust, Inc.	333,005
1,874	AvalonBay Communities, Inc.	354,692
400	Equinix, Inc.	313,576
5,256	Equity Residential	346,738
1,319	Extra Space Storage, Inc.	196,333
10,000	Healthcare Realty Trust, Inc.	188,600
55,000	Medical Properties Trust, Inc.	509,300
7,200	Realty Income Corp.	430,488
7,669	UDR, Inc.	329,460
9,730	VICI Properties, Inc.	305,814
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,611,668) - 14.61%		3,642,633

MONEY MARKET FUND - 7.13%
1,642,141	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 5.19% *	1,642,141
TOTAL MONEY MARKET FUND (Cost $1,642,141) - 7.13%		1,642,141

INVESTMENTS IN SECURITIES, AT VALUE (Cost $23,124,126) ** - 99.67%		22,961,753

OTHER ASSETS LESS LIABILITIES - 0.33%		76,465

NET ASSETS - 100.00%		$23,038,218

The accompanying notes are an integral part of these financial statements.

Annual Report | 18

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2023

 * Variable rate security; the money market rate shown represents the seven day yield at June 30, 2023.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $23,212,450 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                   $   624,543

Gross Unrealized Depreciation                      (875,240)

       Net Unrealized Depreciation              $   (250,697)

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Annual Report | 19

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Real Estate Investment Trusts	16.20%
Exchange Traded Funds	15.94%
State Commercial Banks	5.57%
Money Market Fund	5.22%
Electric Services	4.38%
Electric & Other Services Combined	4.29%
Petroleum Refining	4.05%
Semiconductors & Related Devices	3.49%
Life Insurance	3.33%
National Commercial Banks	3.29%
Computer & Office Equipment	2.89%
Gold & Silver Ores	2.66%
Biological Products (No Diagnostic Substances)	2.57%
Cigarettes	2.42%
Cutlery, Handtools & General Hardware	1.66%
Retail-Radio, Tv & Consumer Electronics Stores	1.47%
Accident & Health Insurance	1.45%
Services-Advertising Agencies	1.45%
Converted Paper & Paperboard Prods (No Containers/Boxes)	1.43%
Services-Business Services	1.42%
Investment Advice	1.40%
Operative Builders	1.40%
Security & Commodity Brokers, Dealers, Exchanges & Services	1.40%
Electromedical & Electrotherapeutic Apparatus	1.34%
Surgical & Medical Instruments & Apparatus	1.34%
Paperboard Containers & Boxes	1.33%
Trucking & Courier Services (No Air)	1.31%
Crude Petroleum & Natural Gas	1.26%
Miscellaneous Manufacturing Industries	1.24%
Pharmaceutical Preparations	1.18%
Agricultural Production-Livestock & Animal Specialties	1.01%
Retail-Drug Stores and Proprietary Stores	0.61%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2023 and are subject to change.

Annual Report | 20

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2023

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

Annual Report | 21

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF OPERATIONS

For the year ended June 30, 2023

The accompanying notes are an integral part of these financial statements.

Annual Report | 22

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report | 23

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended 6/30/2023	Year Ended 6/30/2022
Increase (Decrease) in Net Assets Resulting From Operations:		
Net Investment Loss	$ (5,385)	$ (50,102)
Net Realized Gain (Loss) on Investments in Securities	(240,379)	511,913
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	795,296	(872,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	549,532	(410,889)
Distributions to Shareholders:		
Distributions:		
Class A	(10,286)	(780,152)
Class I	(16,638)	(368,296)
Class U	(1,856)	(76,453)
Total Distributions Paid to Shareholders	(28,780)	(1,224,901)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Class A	11,491	195,027
Class I	80,668	1,393,543
Class U	678	24,960
Reinvestment of Distributions:		
Class A	9,466	402,064
Class I	15,300	314,499
Class U	1,215	54,794
Cost of Shares Redeemed:		
Class A	(378,004)	(2,357,171)
Class I	(1,324,354)	(256,903)
Class U	(23,333)	(256,671)
Redemption Fees	1	210
Net Decrease in Net Assets from Capital Share Transactions	(1,606,872)	(485,648)
Net Decrease in Net Assets	(1,086,120)	(2,121,438)
Net Assets:		
Beginning of Year	3,856,066	5,977,504
End of Year	$ 2,769,946	$ 3,856,066
Share Activity		
Class A:		
Shares Sold	1,099	16,786
Shares Reinvested	913	33,844
Shares Redeemed	(36,368)	(186,992)
Net Decrease in Shares of Beneficial Interest Outstanding	(34,356)	(136,362)
Class I:		
Shares Sold	7,228	116,081
Shares Reinvested	1,427	25,632
Shares Redeemed	(123,082)	(21,610)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(114,427)	120,103
Class U:		
Shares Sold	56	2,290
Shares Reinvested	123	4,806
Shares Redeemed	(2,329)	(18,850)
Net Decrease in Shares of Beneficial Interest Outstanding	(2,150)	(11,754)

The accompanying notes are an integral part of these financial statements.

Annual Report | 24

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report | 25

DSS AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended 6/30/2023	Year Ended 6/30/2022
Increase (Decrease) in Net Assets Resulting From Operations:		
Net Investment Income	$ 525,986	$ 90,459
Net Realized Loss on Investments in Securities and Securities Sold Short	(1,257,909)	(167,543)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	762,802	(1,119,190)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,879	(1,196,274)
Distributions to Shareholders:		
Distributions		
Class A	(144,695)	(40,805)
Class I	(299,269)	(29,324)
Class U	(56,971)	(16,368)
Return of Capital		
Class A	(491,943)	(349,590)
Class I	(659,252)	(251,228)
Class U	(204,751)	(140,228)
Total Distributions Paid to Shareholders	(1,856,881)	(827,543)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Class A	4,111,079	2,213,280
Class I	9,009,330	5,971,349
Class U	1,264,030	1,504,351
Reinvestment of Distributions:		
Class A	512,250	303,307
Class I	927,485	256,625
Class U	239,928	139,254
Cost of Shares Redeemed:		
Class A	(1,737,973)	(1,406,072)
Class I	(2,330,313)	(1,239,473)
Class U	(783,523)	(464,757)
Redemption Fees	739	762
Net Increase in Net Assets from Capital Share Transactions	11,213,032	7,278,626
Net Increase in Net Assets	9,387,030	5,254,809
Net Assets:		
Beginning of Year	13,651,188	8,396,379
End of Year	$ 23,038,218	$ 13,651,188
Share Activity		
Class A:		
Shares Sold	851,422	399,491
Shares Reinvested	109,241	54,982
Shares Redeemed	(369,281)	(258,714)
Net Increase in Shares of Beneficial Interest Outstanding	591,382	195,759
Class I:		
Shares Sold	1,776,895	1,043,604
Shares Reinvested	186,846	44,683
Shares Redeemed	(469,001)	(216,416)
Net Increase in Shares of Beneficial Interest Outstanding	1,494,740	871,871
Class U:		
Shares Sold	252,383	268,516
Shares Reinvested	49,666	24,818
Shares Redeemed	(163,700)	(82,691)
Net Increase in Shares of Beneficial Interest Outstanding	138,349	210,643

The accompanying notes are an integral part of these financial statements.

Annual Report | 26

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 8.14	$ 10.21	$ 8.03	$ 9.68	$ 9.59
From Investment Operations:					
Net Investment Loss *	(0.07)	(0.15)	(0.15)	(0.11)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)	(1.92)	2.33	(1.54)	0.26
Total from Investment Operations	(0.37)	(2.07)	2.18	(1.65)	0.09
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 7.77	$ 8.14	$ 10.21	$ 8.03	$ 9.68
Total Return (a)	(4.55)%	(20.27)%	27.15%	(17.05)%	0.94%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 462	$ 632	$ 1,849	$ 1,862	$ 3,279
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	7.60%	6.58%	4.44%	3.82%	3.79%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(5.78)%	(4.94)%	(3.18)%	(2.16)%	(2.23)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	2.72%	3.47%	2.86%	2.82%	3.31%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.90)%	(1.83)%	(1.60)%	(1.16)%	(1.75)%
Portfolio Turnover	500.70%	1,213.41%	775.61%	920.18%	496.34%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.70%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 27

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 8.79	$ 10.97	$ 8.58	$ 10.30	$ 10.15
From Investment Operations:					
Net Investment Loss *	(0.04)	(0.11)	(0.10)	(0.07)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(0.32)	(2.07)	2.49	(1.65)	0.28
Total from Investment Operations	(0.36)	(2.18)	2.39	(1.72)	0.15
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 8.43	$ 8.79	$ 10.97	$ 8.58	$ 10.30
Total Return (a)	(4.10)%	(19.87)%	27.86%	(16.70)%	1.48%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 263	$ 763	$ 422	$ 857	$ 2,369
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	7.14%	6.58%	4.28%	3.55%	3.61%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(5.42)%	(4.96)%	(3.01)%	(1.94)%	(2.04)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	2.21%	2.81%	2.32%	2.27%	2.80%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.49)%	(1.19)%	(1.04)%	(0.66)%	(1.23)%
Portfolio Turnover	500.70%	1,213.41%	775.61%	920.18%	496.34%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.70%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 28

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 7.65	$ 9.64	$ 7.62	$ 9.23	$ 9.19
From Investment Operations:					
Net Investment Loss *	(0.11)	(0.18)	(0.18)	(0.14)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	(0.28)	(1.81)	2.20	(1.47)	0.25
Total from Investment Operations	(0.39)	(1.99)	2.02	(1.61)	0.04
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 7.26	$ 7.65	$ 9.64	$ 7.62	$ 9.23
Total Return (a)	(5.10)%	(20.64)%	26.51%	(17.44)%	0.44%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 398	$ 577	$ 801	$ 1,042	$ 1,778
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	8.16%	6.89%	4.59%	4.54%	4.41%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(6.35)%	(5.25)%	(3.33)%	(2.87)%	(2.84)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)(d)	3.22%	3.93%	3.33%	3.33%	3.81%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.41)%	(2.29)%	(2.07)%	(1.66)%	(2.23)%
Portfolio Turnover	500.70%	1,213.41%	775.61%	920.18%	496.34%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.70%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 29

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 9.52	$ 13.96	$ 10.57	$ 11.49	$ 11.44
From Investment Operations:					
Net Investment Loss *	(0.02)	(0.15)	(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.64	(0.73)	3.46	(0.88)	0.65
Total from Investment Operations	1.62	(0.88)	3.39	(0.93)	0.61
Distributions from:					
Net Realized Gain	(0.08)	(3.56)	-	-	(0.56)
Total Distributions	(0.08)	(3.56)	-	-	(0.56)
Paid in Capital From Redemption Fees *	-	- (c)	- (c)	0.01	- (c)
Net Asset Value, at End of Year	$ 11.06	$ 9.52	$ 13.96	$ 10.57	$ 11.49
Total Return (a)	17.04%	(11.37)%	32.07%	(8.01)%	5.72%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 1,389	$ 1,522	$ 4,136	$ 3,974	$ 4,358
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	4.30%	3.85%	3.26%	3.41%	3.18%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.52)%	(2.57)%	(1.72)%	(1.70)%	(1.53)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.00%	2.44%	2.14%	2.11%	1.96%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.22)%	(1.16)%	(0.61)%	(0.41)%	(0.31)%
Portfolio Turnover	226.73%	433.66%	547.28%	248.03%	164.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 30

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 9.84	$ 14.29	$ 10.79	$ 11.68	$ 11.59
From Investment Operations:					
Net Investment Loss *	0.00 (c)	(0.08)	(0.04)	(0.01)	0.00 (c)
Net Realized and Unrealized Gain (Loss) on Investments	1.70	(0.81)	3.54	(0.89)	0.65
Total from Investment Operations	1.70	(0.89)	3.50	(0.90)	0.65
Distributions from:					
Net Realized Gain	(0.08)	(3.56)	-	-	(0.56)
Total Distributions	(0.08)	(3.56)	-	-	(0.56)
Paid in Capital From Redemption Fees *	-	- (c)	- (c)	0.01	- (c)
Net Asset Value, at End of Year	$ 11.46	$ 9.84	$ 14.29	$ 10.79	$ 11.68
Total Return (a)	17.30%	(11.16)%	32.44%	(7.62)%	5.99%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 1,140	$ 2,105	$ 1,340	$ 1,514	$ 2,274
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	4.01%	3.83%	3.18%	3.18%	2.91%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.24)%	(2.43)%	(1.62)%	(1.43)%	(1.29)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	1.76%	2.05%	1.88%	1.88%	1.66%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	0.00%	(0.64)%	(0.32)%	(0.13)%	(0.04)%
Portfolio Turnover	226.73%	433.66%	547.28%	248.03%	164.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 31

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 9.10	$ 13.57	$ 10.35	$ 11.34	$ 11.36
From Investment Operations:					
Net Investment Loss *	(0.09)	(0.22)	(0.16)	(0.13)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	1.55	(0.69)	3.38	(0.87)	0.65
Total from Investment Operations	1.46	(0.91)	3.22	(1.00)	0.54
Distributions from:					
Net Realized Gain	(0.08)	(3.56)	-	-	(0.56)
Total Distributions	(0.08)	(3.56)	-	-	(0.56)
Paid in Capital From Redemption Fees *	-	- (c)	- (c)	0.01	- (c)
Net Asset Value, at End of Year	$ 10.48	$ 9.10	$ 13.57	$ 10.35	$ 11.34
Total Return (a)	16.07%	(12.00)%	31.11%	(8.73)%	5.12%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 242	$ 229	$ 502	$ 574	$ 1,053
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	5.01%	4.02%	3.46%	4.15%	3.92%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(3.22)%	(2.67)%	(1.90)%	(2.47)%	(2.24)%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.75%	3.16%	2.88%	2.83%	2.68%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.96)%	(1.82)%	(1.32)%	(1.15)%	(1.00)%
Portfolio Turnover	226.73%	433.66%	547.28%	248.03%	164.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 32

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 11.60	$ 13.86	$ 12.24	$ 13.05	$ 13.50
From Investment Operations:					
Net Investment Loss *	(0.12)	(0.24)	(0.20)	(0.16)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.90	(2.02)	1.82	(0.65)	(0.35)
Total from Investment Operations	0.78	(2.26)	1.62	(0.81)	(0.45)
Paid in Capital From Redemption Fees *	-	- (c)	-	-	- (c)
Net Asset Value, at End of Year	$ 12.38	$ 11.60	$ 13.86	$ 12.24	$ 13.05
Total Return (a)	6.72%	(16.31)%	13.24%	(6.21)%	(3.33)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 1,874	$ 2,173	$ 3,907	$ 4,687	$ 5,699
Before Waiver/Reimbursement or Recoupment:					
Ratio of Expenses to Average Net Assets (b)	3.32%	3.37%	2.53%	2.80%	2.46%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.66)%	(1.97)%	(1.26)%	(1.25)%	(0.66)%
After Waiver/Reimbursement or Recoupment:					
Ratio of Expenses to Average Net Assets (b)	2.69%	3.27%	2.84%	2.79%	2.60%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.03)%	(1.87)%	(1.57)%	(1.23)%	(0.81)%
Portfolio Turnover	326.36%	690.99%	770.03%	917.79%	546.50%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 33

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 34

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 35

DSS AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 4.95	$ 5.89	$ 4.84	$ 6.13	$ 7.00
From Investment Operations:					
Net Investment Income *	0.11	0.03	0.08	0.09	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(0.53)	1.41	(0.94)	(0.65)
Total from Investment Operations	0.01	(0.50)	1.49	(0.85)	(0.43)
Distributions from:					
Net Investment Income	(0.11)	(0.04)	(0.07)	(0.08)	(0.21)
Return of Capital	(0.33)	(0.40)	(0.37)	(0.36)	(0.23)
Total Distributions	(0.44)	(0.44)	(0.44)	(0.44)	(0.44)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 4.52	$ 4.95	$ 5.89	$ 4.84	$ 6.13
Total Return (a)	0.30%	(8.97)%	32.34%	(14.55)%	(6.25)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 6,974	$ 4,715	$ 4,462	$ 3,837	$ 5,583
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.52%	3.35%	3.16%	3.08%	2.62%
Ratio of Net Investment Income Average Net Assets (b)(d)	2.18%	0.04%	1.02%	0.99%	3.16%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.45%	2.79%	2.60%	2.54%	2.36%
Ratio of Net Investment Income to Average Net Assets (b)(d)	2.25%	0.60%	1.57%	1.53%	3.42%
Portfolio Turnover	446.89%	571.51%	677.36%	717.54%	530.98%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 36

DSS AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 5.22	$ 6.18	$ 5.04	$ 6.33	$ 7.18
From Investment Operations:					
Net Investment Income *	0.16	0.10	0.13	0.14	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(0.60)	1.47	(0.97)	(0.68)
Total from Investment Operations	0.05	(0.50)	1.60	(0.83)	(0.39)
Distributions from:					
Net Investment Income	(0.15)	(0.05)	(0.12)	(0.13)	(0.23)
Return of Capital	(0.31)	(0.41)	(0.34)	(0.33)	(0.23)
Total Distributions	(0.46)	(0.46)	(0.46)	(0.46)	(0.46)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 4.81	$ 5.22	$ 6.18	$ 5.04	$ 6.33
Total Return (a)	1.03%	(8.61)%	33.30%	(13.81)%	(5.55)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 12,995	$ 6,300	$ 2,075	$ 1,913	$ 3,195
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.32%	3.12%	3.04%	2.83%	2.40%
Ratio of Net Investment Income to Average Net Assets (b)(d)	2.47%	0.48%	1.15%	1.33%	3.47%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	1.66%	1.91%	1.80%	1.74%	1.56%
Ratio of Net Investment Income to Average Net Assets (b)(d)	3.13%	1.69%	2.39%	2.42%	4.31%
Portfolio Turnover	446.89%	571.51%	677.36%	717.54%	530.98%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 37

DSS AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

Years Ended				
	6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value, at Beginning of Year	$ 5.06	$ 5.99	$ 4.90	$ 6.18	$ 7.03
From Investment Operations:					
Net Investment Income *	0.08	0.01	0.06	0.06	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(0.55)	1.42	(0.95)	(0.65)
Total from Investment Operations	(0.02)	(0.54)	1.48	(0.89)	(0.46)
Distributions from:					
Net Investment Income	(0.09)	(0.04)	(0.05)	(0.05)	(0.16)
Return of Capital	(0.30)	(0.35)	(0.34)	(0.34)	(0.23)
Total Distributions	(0.39)	(0.39)	(0.39)	(0.39)	(0.39)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-
Net Asset Value, at End of Year	$ 4.65	$ 5.06	$ 5.99	$ 4.90	$ 6.18
Total Return (a)	(0.36)%	(9.46)%	31.53%	(15.02)%	(6.65)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 3,068	$ 2,636	$ 1,860	$ 1,720	$ 2,703
Before Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.99%	3.83%	3.52%	3.80%	3.31%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	1.69%	(0.37)%	0.68%	0.34%	2.44%
After Waiver/Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	2.95%	3.26%	3.07%	3.03%	2.86%
Ratio of Net Investment Income to Average Net Assets (b)(d)	1.72%	0.19%	1.13%	1.11%	2.89%
Portfolio Turnover	446.89%	571.51%	677.36%	717.54%	530.98%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 38

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2023

1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

DSS AmericaFirst Quantitative Funds (the “Trust”), previously Americafirst Quantitative Funds, was reorganized as a Delaware statutory trust on January 4, 2013.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC is the former investment advisor to the Funds. DSS Wealth Management, Inc. is the current investment advisor to the Funds (“Manager”).

DSS AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

DSS AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

DSS AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such

Annual Report | 39

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the Valuation Designee, subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There

Annual Report | 40

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for each Fund’s assets and liabilities measured at fair value:

`Defensive Growth Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$1,057,097	$1,057,097	$—	$—
Money Market Fund	63,851	63,851	—	—
Total	$1,120,948	$1,120,948	$—	$—

Annual Report | 41

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

Large Cap Share Buyback Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,733,936	$2,733,936	$—	$—
Money Market Fund	33,561	33,561	—	—
Total	$2,767,497	$2,767,497	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$4,740,378	$4,740,378	$—	$—
Exchange Traded Funds	348,707	348,707	—	—
Money Market Fund	555,708	555,708	—	—
Total	$5,644,793	$5,644,793	$—	$—

Income Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2		Level 3
Common Stock (2)	$14,090,695	$14,090,695	$—		$—
Exchange Traded Funds	3,586,284	3,586,284		—
Real Estate Investment Trusts	3,642,633	3,642,633	—		—
Money Market Fund	1,642,141	1,642,141	—		—
Total	$22,961,753	$22,961,753	$—		$—

1)

As of and during the year ended June 30, 2023, none of the Funds held securities that were considered to be “Level 3” securities.

2)

For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of

Annual Report | 42

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal jurisdiction where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives, with premiums on callable bonds are amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and

Annual Report | 43

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Credit Risk - The deposits held in each Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit. To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

l)

Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. The Custodian maintained subsequent cash deposits in non-interest bearing accounts in order to compensate the Custodian for overdrafts which previously occurred during the fiscal year. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts and monthly expense accruals that existed as of June 30, 2023.

Annual Report | 44

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

m)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the year ended June 30, 2023, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$7,925,999	$8,704,573
Large Cap Share Buyback Fund	8,475,165	10,131,589
Risk-On Risk-Off Fund	19,832,916	21,673,877
Income Fund	94,378,307	85,459,073

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

DSS Wealth Management, Inc. (“DSS” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”) effective October 1, 2021. Under the terms of the Management Agreement, DSS is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Share Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

For the year ended June 30, 2023, total management fees were as follows:

Defensive Growth Fund	$ 24,482
Large Cap Share Buyback Fund	$ 46,888
Risk-On Risk-Off Fund	$ 61,562
Income Fund	$251,480

Effective October 1, 2021, DSS and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads;

Annual Report | 45

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

(ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2023
Large Cap Share Buyback Fund	1.75%	1.50%	2.50%	October 31, 2023
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2023
Income Fund	2.20%	1.40%	2.70%	October 31, 2023

These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

June 30, 2026
Defensive Growth Fund
Class A	$27,132
Class I	$27,579
Class U	$25,312

Large Cap Share Buyback Fund
Class A	$32,937
Class I	$46,550
Class U	$5,350
Risk-On Risk-Off Fund
Class A	$12,484
Class I	$33,277
Class U	$14,921
Income Fund
Class A	$4,438
Class I	$68,136
Class U	$975

June 30, 2025
Defensive Growth Fund
Class A	$25,755
Class I	$15,245
Class U	$14,287
Large Cap Share Buyback Fund
Class A	$29,922
Class I	$27,183
Class U	$2,427

Annual Report | 46

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

Risk-On Risk-Off Fund
Class A	$4,671
Class I	$22,732
Class U	$2,403
Income Fund
Class A	$21,785
Class I	$34,423
Class U	$8,866

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00%      Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the year ended June 30, 2023, fees incurred under the Plan were as follows:

Defensive Growth Fund
Class A $1,054 Class U $3,984 Large Cap Share Buyback Fund
Class A $3,382 Class U $2,200 Risk-On Risk-Off Fund
Class A $ 3,649 Class U $16,339 Income Fund Class A $ 9,395 Class U $18,140

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent and Accounting Agent. Certain employees of MSS are Officers of the Trust.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $6,000 per year.

Annual Report | 47

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Roach Corp. earned $47,825 in fees for providing a Chief Compliance Officer to the Trust for the fiscal year ended June 30, 2023.  Robert Roach is an affiliate of Roach Corp.

As of June 30, 2023, the Manager owed the Defensive Growth Fund and Large Cap Share Buyback Fund each $5,763 and $4,854, respectively.

As of June 30, 2023, the Risk-On Risk-Off Fund and Income Fund owed the Manager $6,430, and $11,805, respectively.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2023, redemption fees were assessed as follows:

Defensive Growth Fund	$57
Large Cap Share Buyback Fund	$1
Risk-On Risk-Off Fund	$ -
Income Fund	$739

For the year ended June 30, 2022, redemption fees were assessed as follows:

Defensive Growth Fund	$ -
Large Cap Share Buyback Fund	$210
Risk-On Risk-Off Fund	$18
Income Fund	$762

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2023 and the year ended June 30, 2022 were as follows:

For the year ended June 30, 2023:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Large Cap Share Buyback Fund	$8,387	$20,390	$3	$28,780
Income Fund	500,935	—	$1,355,946	1,856,881

For the year ended June 30, 2022:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Large Cap Share Buyback Fund	$1,132,541	$92,360	$—	$1,224,901
Income Fund	86,497	—	741,046	827,543

Annual Report | 48

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated (Deficits)

Defensive Growth Fund	$—	$—	$(3,249)	$(10,172,206)	$—	$32,958	$(10,142,497)
Large Cap Share Buyback Fund	—	—	(977)	(249,955)	—	251,576	644
Risk-On Risk-Off Fund	—	—	(28,068)	(13,088,596)	—	499,845	(12,616,819)
Income Fund	—	—	—	(11,017,998)	—	(250,697)	(11,268,695)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), from investments is primarily attributable to the tax deferral of losses on wash sales.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Defensive Growth Fund	$3,249
Large Cap Share Buyback Fund	977
Risk-On Risk-Off Fund	28,068

At June 30, 2023, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Defensive Growth Fund	$9,638,776	$533,430	$10,172,206
Large Cap Share Buyback Fund	249,955	—	249,955
Risk-On Risk-Off Fund	10,770,043	2,318,553	13,088,596
Income Fund	10,869,434	148,564	11,017,998

Permanent book and tax differences, primarily attributable to net operating losses, and prior year true-ups resulted in reclassifications for the fiscal year ended June 30, 2023 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Defensive Growth Fund	$(28,653)	$28,653
Large Cap Share Buyback Fund	(4,411)	4,411
Risk-On Risk-Off Fund	(120,357)	120,357

Annual Report | 49

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023

Income Fund	(574)	574

NOTE 6.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	7/28/2023	0.03695

Class I

	Pay Date	Rate

Ordinary Income	7/28/2023	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/28/2023	0.03270

Annual Report | 50

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund and the Board of Trustees of DSS AmericaFirst Quantitative Funds.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DSS AmericaFirst Quantitative Funds comprising DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund (the “Funds”) as of June 30, 2023, the related statements of operations and the statements of changes in net assets for the year then ended, the related notes, and the financial highlights for the year then ended  (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of June 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the year ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 30, 2023

Annual Report | 51

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period January 1, 2023 and held for the entire period through June 30, 2023.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Annual Report | 52

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

DSS AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$951.04	$12.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.60	$13.27

* Expenses are equal to the Fund's annualized expense ratio of 2.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$952.54	$10.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.03	$10.84

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$947.78	$15.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.12	$15.74

* Expenses are equal to the Fund's annualized expense ratio of 3.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,070.67	$10.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.93	$9.94

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 53

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

DSS AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,073.03	$9.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.07	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

DSS AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,067.21	$14.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.21	$13.66

* Expenses are equal to the Fund's annualized expense ratio of 2.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Risk-On Risk-Off Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,036.85	$13.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.55	$13.32

* Expenses are equal to the Fund's annualized expense ratio of 2.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Risk-On Risk-Off Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,042.63	$7.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.70	$7.15

* Expenses are equal to the Fund's annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 54

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

DSS AmericaFirst Risk-On Risk-Off Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,033.84	$15.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.07	$15.79

* Expenses are equal to the Fund's annualized expense ratio of 3.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,015.27	$12.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.74	$12.13

* Expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,018.22	$8.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.71	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,011.52	$14.61
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.26	$14.60

* Expenses are equal to the Fund's annualized expense ratio of 2.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 55

DSS AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

JUNE 30, 2023 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address* and Year of Birth	Position(s) Held with DSS AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in DSS AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by DSS AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
David S. Friedensohn Year of Birth: 1961	Trustee, January 2021 to present	CEO, The Wall Street Transcript (financial news and research publisher), 2009 to present; Managing Director, Pellinore Ventures, LLC (investment and consulting enterprise), 2010 to present.	4	Nile Capital Investment Trust, Feb. 2010 to March 2019.
Monica S. Himes Year of Birth: 1973	Trustee, January 2021 to present	Registered Representative, Andes Capital Group, LLC (capital raising and trading broker-dealer); February 2021 to present Registered Representative, OCP Capital, LLC (private capital raising focused broker-dealer) 2013 to January 2021.	4	None
Allan R. Siegel Year of Birth: 1958	Trustee, September 2021 to present	Chief Financial Officer, Northwest Bank, Apr. 2021 to present; Chief Financial Officer and Chief Credit Officer, Columbia Credit Union, Mar. 2017 to Apr. 2021; Senior Adviser, Blackhall Cottage, LLC (specialty finance company with focus on structured term group-life insurance), July 2016 to Mar. 2017.	4	None

* The address of each Trustee is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

Annual Report | 56

DSS AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Name, Address * and Year of Birth	Position(s) Held with DSS AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in DSS AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
OFFICERS OF THE TRUST
Robert G. Roach Jr. Year of Birth: 1962	Chief Compliance Officer of the Trust – September 2018 to present; President from April 25, 2023 to present.

Chief Compliance Officer (“CCO”), AmericaFirst Quantitative Funds, 09/2018-Present; Owner, Roach Corp (Consulting Firm) 08/2017-Present; Managing Principal, OCP Capital LLC (Broker Dealer), 05/2018-Present; Financial and Operations Principal (FINOP), CommonGood Securities LLC (Broker Dealer), 04/2018-Present; COO/CFO, TriLinc Global LLC (Impact Investment Fund Manager), 01/2017 to 08/2017; CFO & CCO, LR Global Holdings (Frontier Markets Investment Firm), 07/2016 to 12/2016; CCO, AmericaFirst Capital Management LLC, 02/2012 to 07/2016; CCO, AmericaFirst Quantitative Funds, 02/2012 to 12/2015; CFO & CCO, AmericaFirst Securities, Inc. LLC (Broker Dealer), 03/2012 to 07/2016, Independent Trustee, Nile Capital Investment Trust, (Mutual Fund), 01/2012 to Present.

			n/a	n/a
Umberto Anastasi Year of Birth: 1974	Treasurer – August 2017 to present	From 1999 to present, Vice President, Mutual Shareholder Services LLC	n/a	n/a
Brandon Pokersnik Year of Birth: 1978	Secretary – August 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012	n/a	n/a

* The address of each Trustee is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

Annual Report | 57

DSS AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $6,000 plus expenses per year.  The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended June 30, 2023. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Monica Himes	$6,755	None	None	$6,755
David Friedensohn	$8,536	None	None	$8,536
Allan Siegel	$5,305	None	None	$5,305

The Trust’s Statement of Additional Information includes additional information about the Trustees or Officers and is available, without charge, upon request by calling toll-free 1-877-217-8501.

Annual Report | 58

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2023 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. During the six months ended June 30, 2023, the Trust's Liquidity Program Administrator ("LPA") and the Board reviewed the Fund's investments and they determined that, generally, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements.  Accordingly, the Board and the LPA concluded that (i) the Fund's liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund's liquidity risk management program has been effectively implemented.

The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

Annual Report | 59

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Audit Committee of the Board of Trustees approved the replacement of BBD with Cohen & Company, Ltd. (“Cohen”) as a result of Cohen’s acquisition of BBD’s investment management audit practice. The report of BBD on the financial statements of the Funds for the two fiscal years ended June 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the two fiscal years ended June 30, 2022, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such year or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Funds requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.  On May 26, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ending June 30, 2023.

During the two fiscal years ended June 30, 2022, and during the subsequent interim period through March 9, 2023, neither the Funds, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Annual Report | 60

 PRIVACY NOTICE

 Rev. Jan 2013

FACTS	WHAT DOES DSS AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons DSS AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does DSS AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Annual Report | 61

PRIVACY NOTICE (Continued)
Who we are
Who is providing this notice?	DSS AmericaFirst Quantitative Funds
What we do
How does DSS AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does DSS AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ DSS AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ DSS AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.

Annual Report | 62

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ DSS AmericaFirst Quantitative Funds doesn’t jointly market.

Annual Report | 63

DSS AmericaFirst Quantitative Funds

MANAGER

DSS Wealth Management, Inc.

1999 Bryan St., Ste. 900

Dallas, TX 75201

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2023

$ 49,000

FY 2022

$ 49,000

(b)

Audit-Related Fees

Registrant

FY 2023

$ 0

FY 2022

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2023

$10,000

FY 2022

$10,000

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2023

$ 0

FY 2022

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2023

$10,000

FY 2022

$10,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)

A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 7 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)

 A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities.

A registrant must disclose: (1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant; (2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized; (3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; (4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and (5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst QuantitativeFunds

By /s/ Daniel Lew

*Daniel Lew

Chief Investment Officer

Date September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Lew

     Daniel Lew

     Chief Investment Officer

Date: September 8, 2023

By: /s/ Bob Anastasi

     Bob Anastasi

     Chief Financial Officer and Treasurer

Date: September 8, 2023

* Print the name and title of each signing officer under his or her signature.